Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term

2022	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2021	£19,368	£13,846	£6	£497	£33,717
Additions	9,093	3,088	—	1,782	13,963
On acquisition of subsidiary / business	12	—	—	—	12
Inflation adjustment	429	—	—	—	429
Disposals	(1,740)	(721)	(6)	—	(2,467)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	497	—	(497)	—
Effect of foreign exchange translations	410	321	—		731
At 30 June 2022	£27,572	£17,031	£—	£1,782	£46,385

Depreciation
At 1 July 2021	£13,283	£7,104	£6	£—	£20,393
Charge for the year	4,351	2,283	—	—	6,634
Disposals	(1,610)	(652)	(6)	—	(2,268)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	231	135	—	—	366
At 30 June 2022	£16,255	£8,870	£—	£—	£25,125
Net book value
At 30 June 2022	£11,317	£8,161	£—	£1,782	£21,260

2021	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2020	£17,498	£13,182	£9	£323	£31,012
Additions	3,611	1,279	—	497	5,387
On acquisition of subsidiary / business	618	951	—	—	1,569
Inflation adjustment	24	—	—	—	24
Disposals	(991)	(646)	(2)	—	(1,639)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	323	—	(323)	—
Effect of foreign exchange translations	(1,392)	(1,243)	(1)	—	(2,636)
At 30 June 2021	£19,368	£13,846	£6	£497	£33,717

Depreciation
At 1 July 2020	£11,901	£6,355	£9	£—	£18,265
Charge for the year	3,153	1,933	—	—	5,086
Disposals	(901)	(596)	(2)	—	(1,499)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	(870)	(588)	(1)	—	(1,459)
At 30 June 2021	£13,283	£7,104	£6	£—	£20,393
Net book value
At 30 June 2021	£6,085	£6,742	£—	£497	£13,324